Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fixed Rate Debt	The fair value and carrying value of our fixed-rate debt are as follows:

	December 31,
(In millions)	2016	2015

Unsecured notes issued in a private placement
Carrying value	$85.7	92.9
Fair value	88.2	95.7